Note 35 - Derivatives - Value of Derivatives held as Fair Value Hedges (Detail) - Derivatives held as Fair Value Hedges [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Value of Derivatives held as Fair Value Hedges [line items]
Assets	€ 2,546	€ 2,246
Liabilities	6,282	6,386
Nominal amount	108,170	99,106
Fair value changes used for hedge effectiveness	671	1,917
Hedge ineffectiveness	€ 454	€ 140